Investment Properties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment Properties
12.	Investment Properties
Changes in investment properties for the years ended December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	2018
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	358,358	￦	1,191,687	￦	39,973	￦	1,590,018
Less: Accumulated depreciation		(1,568)		(398,919)		—		(400,487)

Beginning, net		356,790		792,768		39,973		1,189,531
Acquisition		1,111		7		74,145		75,263
Disposal and termination		(4,729)		(10,238)		—		(14,967)
Depreciation		—		(44,653)		—		(44,653)
Transfer from(to) property and equipment		3,080		(5,366)		(37,077)		(39,363)
Transfer and others		(7,404)		9,597		(76,920)		(74,727)

Ending, net	￦	348,848	￦	742,115	￦	121	￦	1,091,084

Acquisition cost	￦	350,417	￦	1,168,379	￦	121	￦	1,518,917
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,569)		(426,264)		—		(427,833)

(In millions of Korean won)	2019
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	350,417	￦	1,168,379	￦	121	￦	1,518,917
Less: Accumulated depreciation		(1,569)		(426,264)		—		(427,833)

Beginning, net	￦	348,848	￦	742,115	￦	121	￦	1,091,084
Changes in accounting policy 1		—		46,666		—		46,666
Acquisition		148,511		103,774		1,781		254,066
Disposal and termination		(285)		(1,408)		—		(1,693)
Depreciation		—		(65,178)		—		(65,178)
Transfer from property and equipment		33,254		8,081		—		41,335
Transfer and others		23,268		(2,118)		—		21,150

Ending, net	￦	553,596	￦	831,932	￦	1,902	￦	1,387,430

Acquisition cost	￦	555,164	￦	1,323,518	￦	1,902	￦	1,880,584
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,568)		(491,586)		—		(493,154)

1	With the application of IFRS 16, right-of-use-assets were partially reclassified to investment properties (Note 21).
The fair value of investment properties is
￦
2,304,583 million as at December 31, 2019 (December 31, 2018:
￦
1,821,061 million). The fair value of investment properties is estimated based on the expected cash flow.
Rental income from investment properties is
￦
198,636 million in 2019 (2018:
￦
207,795 million) and direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.
As at December 31, 2019, the Group (Lessor) has entered into a non-cancellable
operating lease contract relating to real estate lease. The future minimum lease fee under this contract is
￦
100,443 million for one year or less,
￦
120,939 million more than one year and less than five years,
￦
58,410 million over five years, and
￦
279,792 million in total.
Details of investment properties provided as collateral as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	548,567	￦	66,551	Deposits	￦	59,492
Land and Buildings	￦	5,292	￦	3,987	Borrowings	￦	3,322

(In millions of Korean won)	December 31, 2019
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	854,874	￦	62,896	Deposits	￦	56,831
Land and Buildings	￦	1,915	￦	3,044	Borrowings	￦	1,903